Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Net income (loss) for the period	$ 779	$ (4,911)
Items not affecting cash and cash equivalents:
Change in fair value of warrant liability (note 12)	(2,470)	2,061
Transaction costs of warrants issued and expensed as finance cost	310
Provision for restructuring costs utilized (note 10)	(327)	(17)
Depreciation and amortization	107	66
Impairment of right of use asset		337
Impairment of prepaid asset		169
Gain on modification of building lease (notes 7 and 11)	(185)
Share-based compensation costs	(112)	95
Employee future benefits (note 13)	49	134
Amortization of deferred revenues	(14)	(18)
Foreign exchange gain (loss) on items denominated in foreign currencies	52	(45)
Gain on disposal of long-term assets		(3)
Other non-cash items	(15)
Interest accretion on lease liabilities (note 11)	(11)
Changes in operating assets and liabilities (note 16)	(607)	(874)
Net cash used in operating activities	(2,444)	(3,006)
Cash flows from financing activities
Issuance of common shares and warrants (notes 12 and 14)	4,500
Transaction costs (note 14)	(600)
Payments on lease liabilities (note 11)	(158)	(151)
Net cash provided by (used in) financing activities	3,742	(151)
Cash flows from investing activities
Change in restricted cash		50
Net cash provided by investing activities		50
Effect of exchange rate changes on cash and cash equivalents	46	(48)
Net change in cash and cash equivalents	1,344	(3,155)
Cash and cash equivalents - Beginning of period	7,838	14,512
Cash and cash equivalents - End of period	$ 9,182	$ 11,357